Risk management - Regulatory capital alternative standard (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Eligible Capital
Common Equity Tier 1	€ 69,399	€ 70,497	€ 67,962
CAPITAL	8,670	8,309	8,118	€ 8,068
(-) Treasury shares and own shares financed	(126)	(63)	(64)
Share premium	52,013	52,446	50,993
Reserves	64,766	57,368	55,036
Other retained earnings	(34,937)	(22,933)	(23,022)
Minority interests	6,669	6,441	6,981
Profit net of dividends	(9,249)	3,092	4,518
Deductions	(18,407)	(34,163)	(34,598)
Goodwill and intangible assets	(15,711)	(28,478)	(28,644)
Others	(2,696)	(5,685)	(5,954)
Additional Tier I	9,102	9,039	9,754
Eligible instruments AT1	8,854	9,209	9,666
T1 excesses - subsidiaries	248	(170)	88
Residual value of intangibles	0	0	0
Deductions	0	0	0
Tier II	12,514	11,531	11,009
Eligible instruments AT2	13,351	12,360	11,306
Gen. Funds and surplus loans loss prov. IRB	0	0	0
T2 excesses - subsidiaries	(837)	(829)	(297)
Deductions	0	0	0
TOTAL ELIGIBLE CAPITAL	€ 91,015	€ 91,067	€ 88,725